Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Property and Equipment, gross	$ 39,546,687	$ 38,554,711
Less accumulated amortization and depreciation	(26,147,529)	(24,650,792)
Property and equipment, net	13,399,158	13,903,919
Land [Member]
Property and Equipment, gross	3,144,068	3,144,068
Building and Building Improvements [Member]
Property and Equipment, gross	8,140,933	8,127,015
Machinery and Equipment [Member]
Property and Equipment, gross	25,769,804	25,081,678
Furniture and Fixtures [Member]
Property and Equipment, gross	903,067	909,715
Construction in Progress [Member]
Property and Equipment, gross	$ 1,588,815	$ 1,292,235